nventories, net (Tables)	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:
	As of June 30,
	2026	2025
Bunkering marine oil	$9,499,965	$7,627,129